Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,217	5,582	—	7,799
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	520	774	22	1,316
Depreciation, amortization and asset removal costs	526	460	—	986
Income (loss) before financing charges and income tax expense	1,171	696	(22)	1,845

Capital investments	1,493	1,015	—	2,508

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,080	5,660	—	7,740
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	464	744	18	1,226
Depreciation, amortization and asset removal costs	509	448	—	957
Income (loss) before financing charges and income tax expense	1,107	744	(18)	1,833

Capital investments	1,209	899	—	2,108
Total Assets by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	19,751	18,747
Distribution	12,693	11,880
Other	263	663
Total assets	32,707	31,290
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	157	157
Distribution	216	216
Total goodwill	373	373